Financial risk management	12 Months Ended
Mar. 31, 2024
Financial Risk Management [Abstract]
Financial risk management	32. Financial risk management

Our activities expose us to a variety of financial risks, including credit risk, liquidity risk, capital risk, currency risk, interest rate risk, inflation risk and commodity price risk. Our risk management programme focuses on the unpredictability of financial markets and seeks to minimise potential volatility of financial performance from these risks. We use financial instruments, including derivative financial instruments, to manage these risks.

Risk management related to financing activities is carried out by a central treasury department under policies approved by the Finance Committee of the Board. The objective of the treasury department is to manage funding and liquidity requirements, including managing associated financial risks, to within acceptable boundaries. The Finance Committee provides written principles for overall risk management and written policies covering the following specific areas: foreign exchange risk, interest rate risk, credit risk, liquidity risk, use of derivative financial instruments and non-derivative financial instruments, and investment of excess liquidity. The Finance Committee has delegated authority to administer the commodity price risk policy and credit policy for US‑based commodity transactions to the Energy Procurement Risk Management Committee and the National Grid
USA Board of Directors.
We have exposure to the following risks, which are described in more detail below:
•credit risk;
•liquidity risk;
•currency risk;
•interest rate risk;
•commodity price risk;
•valuation risk; and
•capital risk.
Where appropriate, derivatives and other financial instruments used for hedging currency and interest rate risk exposures are formally designated as fair value, cash flow or net investment hedges as defined in IFRS 9. Hedge accounting allows the timing of the profit or loss impact of qualifying hedging instruments to be recognised in the same reporting period as the corresponding impact of hedged exposures. To qualify for hedge accounting, documentation is prepared specifying the risk management objective and strategy, the component transactions and methodology used for measurement of effectiveness.
32. Financial risk management continued
Hedge accounting relationships are designated in line with risk management activities further described below. The categories of hedging entered into are as follows:
•currency risk arising from our forecast foreign currency transactions (capital expenditure or revenues) is designated in cash flow hedges;
•currency risk arising from our net investments in foreign operations is designated in net investment hedges; and
•currency and interest rate risk arising from borrowings are designated in cash flow or fair value hedges.
Critical terms of hedging instruments and hedged items are transacted to match on a 1:1 ratio by notional values. Hedge ineffectiveness can nonetheless arise from inherent differences between derivatives and non-derivative instruments and other market factors, including credit, correlations, supply and demand, and market volatilities. Ineffectiveness is recognised in the remeasurements component of finance income and costs (see note 6). Hedge accounting is discontinued when a hedging relationship no longer qualifies for hedge accounting.
Certain hedging instrument components are treated separately as costs of hedging with the gains and losses deferred in a component of other equity reserves and released systematically into profit or loss to correspond with the timing and impact of hedged exposures, or released in full to finance costs upon an early discontinuation of a hedging relationship.
Refer to sections (c) currency risk and (d) interest rate risk below for further details on hedge accounting.
(a) Credit risk
We are exposed to the risk of loss resulting from counterparties’ default on their commitments, including failure to pay or make a delivery on a contract. This risk is inherent in our commercial business activities. Exposure arises from derivative financial instruments, deposits with banks and financial institutions, trade receivables and committed transactions with wholesale and retail customers.
Treasury credit risk
Counterparty risk arises from the investment of surplus funds and from the use of derivative financial instruments. As at 31 March 2024, the following limits were in place for investments and derivative financial instruments held with banks and financial institutions:

	Maximum limit £m	Utilisation of maximum limit £m	Long-term limit £m	Utilisation of long-term limit £m
Triple ‘A’ G7 sovereign entities (AAA)	2,818	—	2,114	—
Triple ‘A’ vehicles (AAA)	500	460	—	—
Triple ‘A’ range institutions and non-G7 sovereign entities (AAA)	2,562	—	1,922	—
Double ‘A+’ G7 sovereign entities (AA+)	2,562	—	1,922	—
Double ‘A’ range institutions (AA)	1,537 to 2,050	0 to 316	1,153 to 1,537	0 to 311
Single ‘A’ range institutions (A)	512 to 1,025	0 to 542	384 to 769	0 to 376
The maximum limit applies to all transactions, including long-term transactions. The long-term limit applies to transactions which mature in more than 12 months’ time.
As at 31 March 2024 and 2023, we had a number of exposures to individual counterparties. In accordance with our treasury policies, counterparty credit exposure utilisations are monitored daily against the counterparty credit limits. Counterparty credit ratings and market conditions are reviewed continually, with limits being revised and utilisation adjusted, if appropriate. Management does not expect any significant losses from non-
performance by these counterparties. Investments associated with insurance and employee benefit trusts, such as the investments held at FVOCI, sit outside of treasury credit risk and are managed to individual mandates aligned to their regulated purpose.
Commodity credit risk
The credit policy for US-based commodity transactions is owned by the Finance Committee to the Board, which establishes controls and procedures to determine, monitor and minimise the credit exposure to counterparties.
Wholesale and retail credit risk
Our principal commercial exposure in the UK is governed by the credit rules within the regulated code: Connection and Use of System Code. This sets out the level of credit relative to the RAV for each credit rating. In the US, we are required to supply electricity and gas under state regulations.
Our policies and practices are designed to limit credit exposure by collecting security deposits prior to providing utility services, or after utility services have commenced if certain applicable regulatory requirements are met. Collection activities are managed on a daily basis. Sales to retail customers are usually settled in cash, cheques, electronic bank payments or by using major credit cards. We are committed to measuring, monitoring, minimising and recording counterparty credit risk in our wholesale business. The utilisation of credit limits is regularly monitored, and collateral is collected against these accounts when necessary.
In March 2020, the Group’s US distribution business temporarily ceased certain customer cash collection activities in response to regulatory instructions and to changes in state-, federal- and city-level regulations and guidance, and actions to minimise risk to the Group’s employees as a result of COVID-19. Customer termination activities also ceased in line with requests by relevant local authorities and this resulted in the recognition of additional expected credit losses, although cash collection and customer termination activities have subsequently resumed in both New England and New York. In the years ended 31 March 2024 and 2023, the Group’s US distribution business has also been supported by certain government and state COVID-19 funding programmes, which has been factored into the assessment of expected credit losses for the year (see note 19 for further details).
32. Financial risk management continued
(a) Credit risk continued
Offsetting financial assets and liabilities
The following tables set out our financial assets and liabilities which are subject to offset and to enforceable master netting arrangements or similar agreements. The tables show the amounts which are offset and reported net in the statement of financial position. Amounts which cannot be offset under IFRS, but which could be settled net under terms of master netting arrangements if certain conditions arise, and with collateral received or pledged, are presented to show National Grid’s net exposure.
Financial assets and liabilities on different transactions would only be reported net in the balance sheet if the transactions were with the same counterparty, a currently enforceable legal right of offset exists and the cash flows were intended to be settled on a net basis.
Amounts which do not meet the criteria for offsetting on the statement of financial position, but could be settled net in certain circumstances, principally relate to derivative transactions under ISDA agreements, where each party has the option to settle amounts on a net basis in the event of default of the other party.
Commodity contract derivatives that have not been offset on the balance sheet may be settled net in certain circumstances under ISDA or North
American Energy Standards Board (NAESB) agreements.
The Group has no offsetting arrangements in relation to bank account balances and bank overdrafts as at 31 March 2024 (2023: £nil).
The gross amounts offset for trade payables and receivables, which are subject to general terms and conditions, are insignificant.

				Related amounts available to be offset but not offset in statement of financial position
At 31 March 2024	Gross carrying amounts £m	Gross amounts offset £m	Net amount presented in statement of financial position £m	Financial instruments £m	Cash collateral received/ pledged £m	Net amount £m
Assets
Financing derivatives	333	—	333	(246)	(28)	59
Commodity contract derivatives	35	—	35	(27)	—	8
	368	—	368	(273)	(28)	67
Liabilities
Financing derivatives	(1,126)	—	(1,126)	246	441	(439)
Commodity contract derivatives	(118)	—	(118)	27	11	(80)
	(1,244)	—	(1,244)	273	452	(519)

	(876)	—	(876)	—	424	(452)

				Related amounts available to be offset but not offset in statement of financial position
At 31 March 2023	Gross carrying amounts £m	Gross amounts offset £m	Net amount presented in statement of financial position £m	Financial instruments £m	Cash collateral received/ pledged £m	Net amount £m
Assets
Financing derivatives	363	—	363	(204)	(76)	83
Commodity contract derivatives	66	—	66	(28)	—	38
	429	—	429	(232)	(76)	121
Liabilities
Financing derivatives	(1,119)	—	(1,119)	204	681	(234)
Commodity contract derivatives	(174)	—	(174)	28	19	(127)
	(1,293)	—	(1,293)	232	700	(361)

	(864)	—	(864)	—	624	(240)
32. Financial risk management continued
(b) Liquidity risk
Our policy is to determine our liquidity requirements by the use of both short-term and long-term cash flow forecasts. These forecasts are supplemented by a financial headroom analysis which is used to assess funding requirements for at least a 24-month period and maintain adequate liquidity for a continuous 12-month period.
We believe our contractual obligations, including those shown in commitments and contingencies in note 30, can be met from existing cash and investments, operating cash flows and other financing that we reasonably expect to be able to secure in the future, together with the use of committed facilities if required.
Our debt agreements and banking facilities contain covenants, including those relating to the periodic and timely provision of financial information by the issuing entity, restrictions on disposals and financial covenants, such as restrictions on the level of subsidiary indebtedness. Failure to comply with these covenants, or to obtain waivers of those requirements, could in some cases trigger a right, at the lender’s discretion, to require repayment of some of our debt and may restrict our ability to draw upon our facilities or access the capital markets.
The following is a payment profile of our financial liabilities and derivatives:

At 31 March 2024	Less than 1 year £m	1 to 2 years £m	2 to 3 years £m	More than 3 years £m	Total £m
Non-derivative financial liabilities
Borrowings, excluding lease liabilities	(4,480)	(2,627)	(3,036)	(35,243)	(45,386)
Interest payments on borrowings[1]	(1,505)	(1,442)	(1,386)	(17,247)	(21,580)
Lease liabilities	(133)	(118)	(97)	(662)	(1,010)
Other non-interest-bearing liabilities	(3,715)	(458)	—	—	(4,173)
Contingent consideration	—	—	—	—	—
Derivative financial liabilities
Financing derivatives – receipts[2]	5,583	2,993	2,672	5,246	16,494
Financing derivatives – payments[2]	(6,068)	(3,496)	(2,909)	(5,756)	(18,229)
Commodity contract derivatives – receipts[2]	8	3	—	—	11
Commodity contract derivatives – payments[2]	(79)	(24)	(7)	—	(110)
Derivative financial assets
Financing derivatives – receipts[2]	1,927	311	3,993	2,485	8,716
Financing derivatives – payments[2]	(1,884)	(312)	(3,935)	(2,305)	(8,436)
Commodity contract derivatives – receipts[2]	23	8	1	—	32
Commodity contract derivatives – payments[2]	(9)	(5)	(1)	—	(15)
	(10,332)	(5,167)	(4,705)	(53,482)	(73,686)

At 31 March 2023	Less than 1 year £m	1 to 2 years £m	2 to 3 years £m	More than 3 years £m	Total £m
Non-derivative financial liabilities
Borrowings, excluding lease liabilities	(2,433)	(2,722)	(2,614)	(33,866)	(41,635)
Interest payments on borrowings[1]	(1,220)	(1,244)	(1,148)	(15,301)	(18,913)
Lease liabilities	(118)	(102)	(86)	(610)	(916)
Other non-interest-bearing liabilities	(4,232)	(416)	—	—	(4,648)
Contingent consideration	(19)	—	—	—	(19)
Derivative financial liabilities
Financing derivatives – receipts[2]	1,174	2,154	2,381	7,364	13,073
Financing derivatives – payments[2]	(1,461)	(2,483)	(2,705)	(8,335)	(14,984)
Commodity contract derivatives – receipts[2]	11	9	1	—	21
Commodity contract derivatives – payments[2]	(126)	(35)	(11)	(1)	(173)
Derivative financial assets
Financing derivatives – receipts[2]	4,757	701	745	3,299	9,502
Financing derivatives – payments[2]	(4,679)	(676)	(719)	(3,183)	(9,257)
Commodity contract derivatives – receipts[2]	48	11	—	—	59
Commodity contract derivatives – payments[2]	(11)	(6)	(3)	—	(20)
	(8,309)	(4,809)	(4,159)	(50,633)	(67,910)
1.The interest on borrowings is calculated based on borrowings held at 31 March without taking account of future issues. Floating rate interest is estimated using a forward interest rate curve as at 31 March. Payments are included on the basis of the earliest date on which the Company can be required to settle.
2.The receipts and payments line items for derivatives comprise gross undiscounted future cash flows, after considering any contractual netting that applies within individual contracts.
Where cash receipts and payments within a derivative contract are settled net, and the amount to be received/(paid) exceeds the amount to be paid/(received), the net amount is presented within derivative receipts/(payments).
32. Financial risk management continued
(c) Currency risk
National Grid operates internationally with mainly pound sterling as the functional currency for the UK companies and US dollar for the
US businesses. Currency risk arises from three major areas: funding activities, capital investment and related revenues, and holdings in foreign operations. This risk is managed using financial instruments including derivatives as approved by policy, typically cross-currency interest rate swaps, foreign exchange swaps and forwards.
Funding activities – our policy is to borrow in the most advantageous market available. Foreign currency funding gives rise to risk of volatility in the amount of functional currency cash to be repaid. This risk is reduced by swapping principal and interest back into the functional currency of the issuer. All foreign currency debt and transactions are hedged except where they provide a natural offset to assets elsewhere in the Group.
Capital investment and related revenues – capital projects often incur costs or generate revenues in a foreign currency, most often euro transactions done by the UK business. Our policy for managing foreign exchange transaction risk is to hedge contractually committed foreign currency cash flows over a prescribed minimum size, typically by buying euro forwards to hedge future expenditure and selling euro forwards to hedge future revenues.
For hedges of forecast cash flows our policy is to hedge a proportion of highly probable cash flows.
Holdings in foreign operations – we are exposed to fluctuations on the translation into pounds sterling of our foreign operations. The policy for managing this translation risk is to issue foreign currency debt or to replicate foreign debt using derivatives that pay cash flows in the currency of the foreign operation. The primary managed exposure arises from dollar denominated assets and liabilities held by our US operations, with a smaller euro exposure in respect of joint venture investments.
Derivative financial instruments were used to manage foreign currency risk as follows:

	2024					2023
	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m
Cash and cash equivalents	402	—	157	—	559	96	14	53	—	163
Financial investments	1,514	—	2,185	—	3,699	1,031	—	1,574	—	2,605
Borrowings	(14,498)	(11,936)	(18,938)	(1,700)	(47,072)	(14,473)	(11,045)	(15,741)	(1,726)	(42,985)
Pre-derivative position	(12,582)	(11,936)	(16,596)	(1,700)	(42,814)	(13,346)	(11,031)	(14,114)	(1,726)	(40,217)
Derivative effect	(9,102)	12,976	(6,625)	1,958	(793)	(6,751)	10,733	(6,476)	1,738	(756)
Net debt position	(21,684)	1,040	(23,221)	258	(43,607)	(20,097)	(298)	(20,590)	12	(40,973)
The exposure to dollars largely relates to our net investment hedge activities and exposure to euros largely relates to hedges for our future non‑sterling capital expenditure and associated revenues.
The currency exposure on other financial instruments is as follows:

	2024					2023
	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m
Trade and other receivables	280	—	1,878	—	2,158	448	—	1,881	—	2,329
Trade and other payables	(1,330)	—	(2,385)	—	(3,715)	(1,624)	—	(2,629)	—	(4,253)
Other non-current liabilities	(169)	—	(289)	—	(458)	(147)	—	(269)	—	(416)
The carrying amounts of other financial instruments are denominated in the above currencies, which in most instances are the functional currency of the respective subsidiaries. Our exposure to dollars is due to activities in our US subsidiaries. We do not have any other significant exposure to currency risk on these balances.
Hedge accounting for currency risk
Where available, derivatives transacted for hedging are designated for hedge accounting. Economic offset is qualitatively determined because the critical terms (currency and volume) of the hedging instrument match the hedged exposure. If a forecast transaction was no longer expected to occur, the cumulative gain or loss previously reported in equity would be transferred to the income statement. This has not occurred in the current or comparative years.
Cash flow hedging of currency risk of capital expenditure and revenue are designated as either hedging the exposure to movements in the spot or forward translation risk. Gains and losses on hedging instruments arising from undesignated forward points and foreign currency basis spreads are excluded from designation and are recognised immediately in profit or loss, along with any hedge ineffectiveness. On recognition of the hedged purchase or sale in the financial statements, the associated hedge gains and losses, deferred in the cash flow hedge reserve in other equity reserves, are transferred out of reserves and included with the recognition of the underlying transaction. Where a non-financial asset or a non-financial liability results from a forecast transaction or firm commitment being hedged, the amounts deferred in reserves are included directly in the initial measurement of that asset or liability.
Net investment hedging is also designated as hedging the exposure to movements in spot translation rates only: spot-related gains and losses on hedging instruments are presented in the cumulative translation reserve within other equity reserves to offset gains or losses on translation of the hedged balance sheet exposure. Any ineffectiveness is recognised immediately in the income statement. Amounts deferred in the cumulative translation reserve with respect to net investment hedges are subsequently recognised in the income statement in the event of disposal of the overseas operations concerned. Any remaining amounts deferred in the cost of hedging reserve are also released to the income statement.
Hedges of foreign currency funding are designated as cash flow hedges or fair value hedges of forward exchange risk (hedging both currency and interest rate risk together, where applicable). Gains and losses arising from foreign currency basis spreads are excluded from designation and are treated as a cost of hedging, deferred initially in other equity reserves and released into profit or loss over the life of the hedging relationship. Hedge accounting for funding is described further in the interest rate risk section that follows.
32. Financial risk management continued
(d) Interest rate risk
National Grid’s interest rate risk arises from our long-term borrowings. Our interest rate risk management policy is to seek to minimise total financing costs (being interest costs and changes in the market value of debt). Hedging instruments principally consist of interest rate and cross-currency swaps that are used to translate foreign currency debt into functional currency and to adjust the proportion of fixed rate and floating rate in the borrowings portfolio to within a range set by the Finance Committee of the Board. The benchmark interest rates hedged are currently based on
Secured Overnight Financing Rate (SOFR) for USD and Sterling Overnight Index Average (SONIA) for GBP.
We also consider inflation risk and hold some inflation-linked borrowings. We believe that these provide a partial economic offset to the inflation risk associated with our UK inflation-linked revenues.
The table in note 21 sets out the carrying amount, by contractual maturity, of borrowings that are exposed to interest rate risk before taking into account interest rate swaps.
Net debt was managed using derivative financial instruments to hedge interest rate risk as follows:

	2024					2023
	Fixed rate £m	Floating rate £m	Inflation linked £m	Other[1] £m	Total £m	Fixed rate £m	Floating rate £m	Inflation linked £m	Other[1] £m	Total £m
Cash and cash equivalents	157	402	—	—	559	53	110	—	—	163
Financial investments	—	3,640	—	59	3,699	—	2,569	—	36	2,605
Borrowings	(39,948)	(2,378)	(4,746)	—	(47,072)	(36,631)	(1,744)	(4,610)	—	(42,985)
Pre-derivative position	(39,791)	1,664	(4,746)	59	(42,814)	(36,578)	935	(4,610)	36	(40,217)
Derivative effect	5,034	(5,763)	(64)	—	(793)	4,213	(4,869)	(100)	—	(756)
Net debt position	(34,757)	(4,099)	(4,810)	59	(43,607)	(32,365)	(3,934)	(4,710)	36	(40,973)
1.Represents financial instruments which are not directly affected by interest rate risk, such as investments in equity or other similar financial instruments.
Hedge accounting for interest rate risk
Borrowings paying variable or floating rates expose National Grid to cash flow interest rate risk, partially offset by cash held at variable rates. Where a hedging instrument results in paying a fixed rate, it is designated as a cash flow hedge because it has reduced the cash flow volatility of the hedged borrowing. Changes in the fair value of the derivative are initially recognised in other comprehensive income as gains or losses in the cash flow hedge reserve, with any ineffective portion recognised immediately in the income statement.
Borrowings paying fixed rates expose National Grid to fair value interest rate risk. Where the hedging instrument pays a floating rate, it is designated as a fair value hedge because it has reduced the fair value volatility of the borrowing. Changes in the fair value of the derivative and changes in the fair value of the hedged item in relation to the risk being hedged are both adjusted on the balance sheet and offset in the income statement to the extent the fair value hedge is effective, with the residual difference remaining as ineffectiveness.
Both types of hedges are designated as hedging the currency and interest rate risk arising from changes in forward points. Amounts accumulated in the cash flow hedge reserve (cash flow hedges only) and the deferred cost of hedging reserve (both cash flow and fair value hedges) are reclassified from reserves to the income statement on a systematic basis as hedged interest expense is recognised. Adjustments made to the carrying value of hedged items in fair value hedges are similarly released to the income statement to match the timing of the hedged interest expense.
When hedge accounting is discontinued, any remaining cumulative hedge accounting balances continue to be released to the income statement to match the impact of outstanding hedged items. Any remaining amounts deferred in the cost of hedging reserve are released immediately to the income statement as finance costs.
32. Financial risk management continued
(e) Hedge accounting
In accordance with the requirements of IFRS 7, certain additional information about hedge accounting is disaggregated by risk type and hedge designation type in the tables below:

Year ended 31 March 2024	Fair value hedges of foreign currency and/or interest rate risk £m	Cash flow hedges of foreign currency and/or interest rate risk £m	Cash flow hedges of foreign currency risk £m	Net investment hedges £m
Consolidated statement of comprehensive income
Net gains/(losses) in respect of:
Cash flow hedges	—	5	(26)	—
Cost of hedging	—	(1)	—	38
Net investment hedges	—	—	—	62

Transferred to profit or loss in respect of:
Cash flow hedges	—	220	4	—
Cost of hedging	1	(4)	—	(8)

Consolidated statement of changes in equity
Other equity reserves – cost of hedging balances	(11)	(16)	—	3

Consolidated statement of financial position
Borrowings – carrying value of hedging instruments
Liabilities – non-current	—	—	—	(1,768)
Derivatives – carrying value of hedging instruments[1]
Assets – current	—	—	5	11
Assets – non-current	33	161	1	—
Liabilities – current	(96)	(112)	(4)	(8)
Liabilities – non-current	(499)	(164)	(32)	—

Profiles of the significant timing, price and rate information of hedging instruments
Maturity range	Jul 2024 – Sep 2044	Jul 2024 – Nov 2040	Apr 2024 – Feb 2030	Apr 2024 – Jan 2034
Spot foreign exchange range:
GBP:USD	n/a	1.30 – 1.66	1.23 – 1.27	1.22 – 1.29
GBP:EUR	1.11 – 1.24	1.08 – 1.19	1.11 – 1.18	1.17 – 1.17
EUR:USD	1.07 – 1.15	1.07 – 1.15	n/a	n/a
Interest rate range:
GBP	SONIA +56bps/+374bps	0.976% – 7.410%	n/a	n/a
USD	SOFR +83bps/+223bps	2.095% – 5.989%	n/a	n/a
1.The use of derivatives may entail a derivative transaction qualifying for more than one hedge type designation under IFRS 9. Therefore, the derivative amounts in the table above are grossed up by hedge type, whereas they are presented net at an instrument level in the statement of financial position.
32. Financial risk management continued
(e) Hedge accounting continued

Year ended 31 March 2023	Fair value hedges of foreign currency and/or interest rate risk £m	Cash flow hedges of foreign currency and/or interest rate risk £m	Cash flow hedges of foreign currency risk £m	Net investment hedges £m
Consolidated statement of comprehensive income
Net gains/(losses) in respect of:
Cash flow hedges	—	136	10	—
Cost of hedging	4	4	—	(24)
Net investment hedges	—	—	—	(198)

Transferred to profit or loss in respect of:
Cash flow hedges	—	(136)	—	—
Cost of hedging	—	—	—	1
Reclassification of foreign currency translation reserve[1]	—	—	—	373

Consolidated statement of changes in equity
Other equity reserves – cost of hedging balances	(11)	(12)	—	(27)

Consolidated statement of financial position
Derivatives – carrying value of hedging instruments[2]
Assets – current	—	—	6	52
Assets – non-current	25	166	1	—
Liabilities – current	(43)	(39)	(6)	—
Liabilities – non-current	(559)	(248)	(1)	(15)

Profiles of the significant timing, price and rate information of hedging instruments
Maturity range	Aug 2023 – Sep 2044	Jul 2024 – Nov 2040	Apr 2023 – May 2029	Jun 2023 – Sep 2027
Spot foreign exchange range:
GBP:USD	n/a	1.30 – 1.66	1.20 – 1.36	1.18 – 1.22
GBP:EUR	1.11 – 1.20	1.08 – 1.24	1.10 – 1.20	1.12 – 1.13
EUR:USD	1.13 – 1.17	1.13 – 1.15	n/a	n/a
Interest rate range:
GBP	SONIA +84bps/+374bps	0.976% – 7.410%	n/a	n/a
USD	LIBOR +68bps/ SOFR +126bps	2.095% – 3.864%	n/a	n/a
1.The reclassification of the net investment hedge on the disposals of NECO and Millennium Pipeline Company LLC were included within Other operating income.
2.The use of derivatives may entail a derivative transaction qualifying for more than one hedge type designation under IFRS 9. Therefore, the derivative amounts in the table above are grossed up by hedge type, whereas they are presented net at an instrument level in the statement of financial position.
32. Financial risk management continued
(e) Hedge accounting continued
The following tables show the effects of hedge accounting on financial position and year-to-date performance for each type of hedge.
These tables also present the notional values of hedging instruments (and equal hedged exposures) which were impacted by IFRS 9 Interest Rate
Benchmark Reform amendments in the prior year.
(i) Fair value hedges of foreign currency and interest rate risk on recognised borrowings:

As at 31 March 2024		Balance of fair value hedge adjustments in borrowings		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Foreign currency and interest rate risk on borrowings[1]	(5,096)	720	(35)	40	(22)	18
1.The carrying value of the hedged borrowings is £4,364 million, of which £271 million is current and £4,093 million is non-current.

As at 31 March 2023		Balance of fair value hedge adjustments in borrowings		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Foreign currency and interest rate risk on borrowings[1,2]	(4,779)	789	(43)	398	(351)	47
1.The carrying value of the hedged borrowings was £4,042 million, of which £511 million was current and £3,531 million was non-current.
2.Included within the hedging instrument notional balance was £859 million impacted by Interest Rate Benchmark Reform amendments which were still to be transitioned.
(ii) Cash flow hedges of foreign currency and interest rate risk:

As at 31 March 2024		Balance in cash flow hedge reserve		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Foreign currency and interest rate risk on borrowings and forecast cash flows	(9,892)	154	—	(18)	3	(15)
Foreign currency risk on forecast cash flows	(2,039)	(31)	—	28	(28)	—

As at 31 March 2023		Balance in cash flow hedge reserve		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Foreign currency and interest rate risk on borrowings	(9,357)	(73)	—	149	(154)	(5)
Foreign currency risk on forecast cash flows	(537)	(3)	—	(35)	35	—
(iii) Net investment hedges of foreign currency risk:

As at 31 March 2024		Balance in translation reserve		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Currency risk on foreign operations	(2,999)	40	(2,564)	(62)	62	—

As at 31 March 2023		Balance in translation reserve		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Currency risk on foreign operations	(3,095)	(129)	(2,457)	198	(198)	—
32. Financial risk management continued
(f) Commodity price risk
We purchase electricity and gas to supply our customers in the US and to meet our own energy needs. Substantially all our costs of purchasing electricity and gas for supply to customers are recoverable at an amount equal to cost. The timing of recovery of these costs can vary between financial periods leading to an under- or over-recovery within any particular year that can lead to large fluctuations in the income statement. We follow approved policies to manage price and supply risks for our commodity activities.
Our energy procurement risk management policy and delegations of authority govern our US commodity trading activities for energy transactions.
The purpose of this policy is to ensure we transact within pre-defined risk parameters and only in the physical and financial markets where we or our customers have a physical market requirement. In addition, state regulators require National Grid to manage commodity risk and cost volatility prudently through diversified pricing strategies. In some jurisdictions we are required to file a plan outlining our strategy to be approved by regulators.
In certain cases, we might receive guidance with regard to specific hedging limits.
Energy purchase contracts for the forward purchase of electricity or gas that are used to satisfy physical delivery requirements to customers, or for energy that the Group uses itself, meet the expected purchase or usage requirements of IFRS 9. They are, therefore, not recognised in the financial statements until they are realised. Disclosure of commitments under such contracts is made in note 30.
US states have introduced a variety of legislative requirements with the aim of increasing the proportion of our electricity that is derived from renewable or other forms of clean energy. Annual compliance filings regarding the level of Renewable Energy Certificates (and other similar environmental certificates) are required by the relevant department of utilities. In response to the legislative requirements, National Grid has entered into long-term, typically fixed-price, energy supply contracts to purchase both renewable energy and environmental certificates. We are entitled to recover all costs incurred under these contracts through customer billing.
Under IFRS, where these supply contracts are not accounted for as leases, they are considered to comprise two components, being a forward purchase of power at spot prices and a forward purchase of environmental certificates at a variable price (being the contract price less the spot power price). With respect to our current contracts, neither of these components meets the requirement to be accounted for as a derivative.
The environmental certificates are currently required for compliance purposes, and at present there are no liquid markets for these attributes.
Furthermore, this component meets the expected purchase or usage exemption of IFRS 9. We expect to enter into an increasing number of these contracts in order to meet our compliance requirements in the short to medium term. In future, if and when liquid markets develop, and to the extent that we are in receipt of environmental certificates in excess of our required levels, this exemption may cease to apply and we may be required to account for forward purchase commitments for environmental certificates as derivatives at fair value through profit and loss.
32. Financial risk management continued
(g) Fair value analysis
Included in the statement of financial position are financial instruments which are measured at fair value. These fair values can be categorised into hierarchy levels that are representative of the inputs used in measuring the fair value. The best evidence of fair value is a quoted price in an actively traded market. In the event that the market for a financial instrument is not active, a valuation technique is used.

	2024				2023
	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Assets
Investments held at FVTPL	3,084	—	483	3,567	1,764	—	452	2,216
Investments held at FVOCI[1]	—	397	—	397	—	407	—	407
Financing derivatives	—	293	40	333	—	341	22	363
Commodity contract derivatives	—	35	—	35	—	62	4	66
	3,084	725	523	4,332	1,764	810	478	3,052
Liabilities
Financing derivatives	—	(1,022)	(104)	(1,126)	—	(997)	(122)	(1,119)
Commodity contract derivatives	—	(105)	(13)	(118)	—	(134)	(40)	(174)
Contingent consideration[2]	—	—	—	—	—	—	(19)	(19)
	—	(1,127)	(117)	(1,244)	—	(1,131)	(181)	(1,312)
	3,084	(402)	406	3,088	1,764	(321)	297	1,740
1.Investments held includes instruments which meet the criteria of IFRS 9 or IAS 19.
2.Contingent consideration relates to the acquisition of National Grid Renewables.

Level 1:	Financial instruments with quoted prices for identical instruments in active markets.

Level 2:
Financial instruments with quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in inactive markets, and financial instruments valued using models where all significant inputs are based directly or indirectly on observable market data.

Level 3:	Financial instruments valued using valuation techniques where one or more significant inputs are based on unobservable market data.
Our Level 1 financial investments and liabilities held at fair value are valued using quoted prices from liquid markets and primarily comprise investments in short-term money market funds.
Our Level 2 financial investments held at fair value primarily include bonds with a tenor greater than one year and are valued using quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in inactive markets. Alternatively, they are valued using models where all significant inputs are based directly or indirectly on observable market data.
Our Level 2 financing derivatives include cross-currency, interest rate and foreign exchange derivatives. We value these by discounting all future cash flows by externally sourced market yield curves at the reporting date, taking into account the credit quality of both parties. These derivatives can be priced using liquidly traded interest rate curves and foreign exchange rates, and therefore we classify our vanilla trades as Level 2 under the IFRS 13 framework.
Our Level 2 commodity contract derivatives include over-the-counter gas and power swaps as well as forward physical gas deals. We value our contracts based on market data obtained from the New York Mercantile Exchange (NYMEX) and the Intercontinental Exchange (ICE), where monthly prices are available. We discount based on externally sourced market yield curves at the reporting date, taking into account the credit quality of both parties and liquidity in the market. Our commodity contracts can be priced using liquidly traded swaps. Therefore, we classify our vanilla trades as
Level 2 under the IFRS 13 framework.
Our Level 3 financing derivatives include inflation-linked swaps, where the market is illiquid. In valuing these instruments, we use in-house valuation models and obtain external valuations to support each reported fair value.
Our Level 3 commodity contract derivatives primarily consist of our forward purchases of electricity and gas that we value using proprietary models.
Derivatives are classified as Level 3 where significant inputs into the valuation technique are neither directly nor indirectly observable (including our own data, which are adjusted, if necessary, to reflect the assumptions market participants would use in the circumstances).
Our Level 3 investments include equity investments accounted for at fair value through profit and loss. These equity holdings are part of our corporate venture capital portfolio held by National Grid Partners and comprise a series of relatively small, early-stage non-controlling minority interest unquoted investments where prices or valuation inputs are unobservable. Twenty-three equity investments (out of 38) are fair valued based on the latest transaction price (a price within the last 12 months), either being the price we paid for the investments, marked to a latest round of funding and adjusted for our preferential rights or based on an internal model. Two investments are held at cost. In addition, we have 13 investments without a transaction in the last 12 months that underwent an internal valuation process using the Black-Scholes Murton Option Pricing
Model (OPM Backsolve). Between 12 and 18 months, a blend between OPM Backsolve and other techniques is utilised, such as proxy group revenue multiples, discounted cash flow, comparable company analysis and probability weighted expected return approach, in order to triangulate a valuation. After 18 months, the valuation is based on these alternative methods as the last fundraising price is no longer a reliable basis for valuation.
Our Level 3 investments also include our investment in Sunrun Neptune 2016 LLC, which is accounted for at fair value through profit and loss.
The investment is fair valued by discounting expected cash flows using a weighted average cost of capital specific to Sunrun Neptune 2016 LLC.
32. Financial risk management continued
(g) Fair value analysis continued
The changes in value of our Level 3 financial instruments are as follows:

	Financing derivatives		Commodity contract derivatives		Other[3]		Total
	2024	2023	2024	2023	2024	2023	2024	2023
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 April	(100)	(187)	(36)	44	433	376	297	233
Net gains/(losses) for the year[1,2]	36	87	—	(18)	6	(2)	42	67
Purchases	—	—	(16)	(56)	35	59	19	3
Settlements	—	—	39	(6)	9	—	48	(6)
At 31 March	(64)	(100)	(13)	(36)	483	433	406	297
1.Gain of £36 million (2023: £87 million gain) is attributable to derivative financial instruments held at the end of the reporting period and has been recognised in finance costs in the consolidated income statement.
2.Includes a loss of £18 million (2023: £41 million loss) attributable to commodity contract derivative financial instruments held at the end of the reporting period and has been recognised in other operating costs in the consolidated income statement.
3.Other comprises our investments in Sunrun Neptune 2016 LLC and the investments made by National Grid Partners, which are accounted for at fair value through profit and loss.
In March 2023 this also included the contingent consideration arising from the acquisition of National Grid Renewables now settled. Net gains and losses are recognised within finance income and costs in the consolidated income statement.
The impacts on a post-tax basis of reasonably possible changes in significant Level 3 assumptions are as follows:

	Financing derivatives		Commodity contract derivatives		Other[3]
	2024	2023	2024	2023	2024	2023
	£m	£m	£m	£m	£m	£m
10% increase in commodity prices[1]	—	—	4	5	—	—
10% decrease in commodity prices[1]	—	—	(4)	(6)	—	—
+20 basis points change in Limited Price Inflation (LPI) market curve²	(41)	(53)	—	—	—	—
-20 basis points change in LPI market curve²	41	51	—	—	—	—
+20 basis points increase between RPI and Consumer Price Index (CPI)	37	43	—	—	—	—
-20 basis points decrease between RPI and CPI	(34)	(38)	—	—	—	—
+100 basis points change in discount rate	—	—	—	—	(7)	(9)
-100 basis points change in discount rate	—	—	—	—	9	10
+10% change in venture capital price	—	—	—	—	28	28
-10% change in venture capital price	—	—	—	—	(28)	(28)
1.Level 3 commodity price sensitivity is included within the sensitivity analysis disclosed in note 35.
2.A reasonably possible change in assumption of other Level 3 derivative financial instruments is unlikely to result in a material change in fair values.
3.The investments acquired in the period were on market terms, and sensitivity is considered insignificant at 31 March 2024.
The impacts disclosed above were considered on a contract-by-contract basis, with the most significant unobservable inputs identified.
32. Financial risk management continued
(h) Capital risk management
The capital structure of the Group consists of shareholders’ equity, as disclosed in the consolidated statement of changes in equity, and net debt
(note 29). National Grid’s objectives when managing capital are: to safeguard our ability to continue as a going concern; to remain within regulatory constraints of our regulated operating companies; and to maintain an efficient mix of debt and equity funding, thus achieving an optimal capital structure and cost of capital. We regularly review and manage the capital structure as appropriate in order to achieve these objectives.
Maintaining appropriate credit ratings for our operating and holding companies is an important aspect of our capital risk management strategy and balance sheet efficiency. We monitor our balance sheet efficiency using several metrics, including retained cash flow/net debt (RCF/debt), regulatory gearing and interest cover. For the year ended 31 March 2024, these metrics for the Group were 9.2% (2023: 9.3%), 69% (2023: 71%)
and 3.9x (2023: 3.8x), respectively. We believe these are consistent with the current credit ratings for National Grid plc in respect of the main companies of the Group, based on guidance from the rating agencies.
We monitor the RAV gearing within National Grid Electricity Transmission plc (NGET) and National Grid Electricity Distribution plc (NGED). This
is calculated as net debt expressed as a percentage of RAV, and indicates the level of debt employed to fund our UK-regulated businesses. It is compared with the level of RAV gearing indicated by Ofgem as being appropriate for these businesses, between 55% and 60%. We also monitor net debt as a percentage of rate base for our US operating companies, comparing this with the allowed rate base gearing inherent within each of our agreed rate plans, typically around 50%.
As part of the Group’s debt financing arrangements, we are subject to a number of financial covenants associated with existing borrowings and facility arrangements:
•the requirement to maintain subsidiary indebtedness relating to both non-US and US subsidiaries (excluding National Grid North America Inc.)
limits the total indebtedness in absolute terms to £35 billion for non-US subsidiaries and $35 billion for US subsidiaries. As at 31 March 2024, headroom on these covenants exceeds £10 billion;
•the Articles of Association of National Grid plc limit Group total borrowings less cash and short-term investments in absolute terms to £55 billion.
As at 31 March 2024, headroom on the limit exceeds £10 billion; and
•net debt to RAV gearing covenants limit gearing to 85% of RAV for each NGED operating company. As at 31 March 2024, headroom on this covenant exceeds 20% for all impacted companies based on the covenant definition of net debt.
We consider the risk of breaching these covenants as remote given the level of headroom present.
The majority of our regulated operating companies in the US and the UK are subject to certain restrictions on the payment of dividends by administrative order, contract and/or licence. The types of restrictions that a company may have that would prevent a dividend being declared or paid unless they are met include the following:
•the requirement to notify by certification to regulators and certain lenders;
•dividends must be approved in advance by the relevant US state regulatory commission;
•the subsidiary must have one or two recognised rating agency credit ratings of at least investment grade depending on contractual requirements;
•dividends must be limited to cumulative retained earnings, including pre-acquisition retained earnings and in line with relevant company legislation;
•the securities of National Grid plc must maintain an investment grade credit rating, and if that rating is the lowest investment grade bond rating it cannot have a negative watch/review for downgrade notice by a credit rating agency;
•the subsidiary must not carry out any activities other than those permitted by the licences;
•the subsidiary must not create any cross-default obligations or give or receive any intra-group cross-subsidies;
•the percentage of equity compared with total capital of the subsidiary must remain above certain levels; and
•in the case of NGED, the percentage of debt compared with total RAV of the subsidiary must remain below 85%.
These restrictions are subject to alteration in the US as and when a new rate case or rate plan is agreed with the relevant regulatory bodies for each operating company and, in the UK, through the normal licence review process.
As most of our business is regulated, at 31 March 2024 the majority of our net assets are subject to some of the restrictions noted above. These restrictions are not considered to be significantly onerous, nor do we currently expect they will prevent the planned payment of dividends in the future in line with our dividend policy.
All the above requirements are monitored on a regular basis in order to ensure compliance. The Group has complied with all externally imposed capital requirements to which it is subject.
35. Sensitivities

In order to give a clearer picture of the impact on our results or financial position of potential changes in significant estimates and assumptions, the following sensitivities are presented. These sensitivities are based on assumptions and conditions prevailing at the year end and should be used with caution. The effects provided are not necessarily indicative of the actual effects that would be experienced because our actual exposures are constantly changing.

The sensitivities in the tables below show the potential impact in the income statement (and consequential impact on net assets) for a reasonably possible range of different variables, each of which has been considered in isolation (i.e. with all other variables remaining constant). There are a number of these sensitivities which are mutually exclusive, and therefore if one were to happen another would not, meaning a total showing how sensitive our results are to these external factors is not meaningful.
The sensitivities included in the tables below broadly have an equal and opposite effect if the sensitivity increases or decreases by the same amount unless otherwise stated.
(a) Sensitivities on areas of estimation uncertainty
The table below sets out the sensitivity analysis for certain areas of estimation uncertainty set out in note 1F. These estimates are those that have a significant risk of resulting in a material adjustment to the carrying values of assets and liabilities in the next year. This includes the impact of changes in assumptions on the net assets recognised at the balance sheet date and the amount charged to the income statement for the following year. Note that the sensitivity analysis for the useful economic lives of our gas network assets is included in note 13.

	2024			2023
	Assumptions used	Income statement £m	Net assets £m	Assumptions used	Income statement £m	Net assets £m
Pensions and other post-retirement benefit liabilities (pre-tax):
UK discount rate change¹	1%	22	1,147	1%	29	1,264
US discount rate change¹	1%	18	801	1%	26	977
UK inflation rate change²	1%	8	902	1%	8	933
UK long-term rate of increase in salaries change	1%	4	81	1%	4	50
US long-term rate of increase in salaries change	1%	2	37	1%	4	57
UK change to life expectancy at age 65[3]	one year	2	402	one year	2	441
US change to life expectancy at age 65	one year	2	288	one year	3	344
Assumed US healthcare cost trend rates change	1%	18	276	1%	24	324

US environmental provision[4]:
Change in the real discount rate	1%	173	173	1%	150	150
Change in estimated future cash flows	20%	462	462	20%	354	354
1.A change in the discount rate is likely to be driven by changes in bond yields and as such would be expected to be offset to a significant degree by a change in the value of the bond assets held by the plans. In the UK, there would also be a £171 million (2023: £188 million) net assets offset from the buy-in policies, where the accounting value of the buy‑in asset is set equal to the associated liabilities.
2.The projected impact resulting from a change in RPI reflects the associated effect on escalation rates for pensions in payment and in deferment and future salary increases. The buy‑in policies would have a £150 million (2023: £164 million) net assets offset to the above.
3.In the UK, the buy-in policies and the longevity swap entered into would have a £126 million (2023: £136 million) net assets offset to the above.
4.In the prior year, our sensitivity analysis included our UK environmental provisions, which are not considered to be a key source of estimation uncertainty in the current year. Accordingly, comparatives have been restated in line with current year disclosure. As a result of this change, the change in the real discount rate decreased by £9 million and the change in the estimated future cash flows decreased by £24 million.
Pensions and other post-retirement benefits assumptions
Sensitivities have been prepared to show how the defined benefit obligations and forecast amounts charged to the income statement for the following year could potentially be impacted by changes in the relevant actuarial assumptions that were reasonably possible as at 31 March 2024.
In preparing sensitivities, the potential impact has been calculated by applying the change to each assumption in isolation and assuming all other assumptions remain unchanged. This is with the exception of RPI in the UK where the corresponding change to increases to pensions in payment, increases to pensions in deferment and increases in salary are recognised.
35. Sensitivities continued
(b) Sensitivities on financial instruments
We are further required to show additional sensitivity analysis under IFRS 7 and this is shown separately in the following table due to the additional assumptions that are made in order to produce meaningful sensitivity disclosures. The analysis is prepared assuming the amount of liability outstanding at the reporting date was outstanding for the whole year.
Our net debt as presented in note 29 is sensitive to changes in market variables, primarily being UK and US interest rates, the UK inflation rate and the dollar to sterling exchange rate. These impact the valuation of our borrowings, deposits and derivative financial instruments. The analysis illustrates the sensitivity of our financial instruments to reasonably possible changes in these market variables.
The following main assumptions were made in calculating the sensitivity analysis for continuing operations:
•the amount of net debt, the ratio of fixed to floating interest rates of the debt and derivatives portfolio, and the proportion of financial instruments in foreign currencies are all constant and on the basis of the hedge designations in place at 31 March 2024 and 2023 respectively;
•the statement of financial position sensitivity to interest rates relates to items presented at their fair values: derivative financial instruments; and
our investments measured at FVTPL and FVOCI. Further debt and other deposits are carried at amortised cost and so their carrying value does not change as interest rates move;
•the sensitivity of interest expense to movements in interest rates is calculated on net floating rate exposures on debt, deposits and derivative instruments;
•changes in the carrying value of derivatives from movements in interest rates of designated cash flow hedges are assumed to be recorded fully within equity; and
•changes in the carrying value of derivative financial instruments designated as net investment hedges from movements in interest rates are presented in equity as costs of hedging, with a one-year release to the income statement. The impact of movements in the dollar to sterling exchange rate is recorded directly in equity.

	2024			2023
	Assumptions used	Income statement £m	Other equity reserves £m	Assumptions used	Income statement £m	Other equity reserves £m
Financial risk (post tax):
UK inflation change¹	1%	36	—	1%	35	—
UK interest rates change	1%	24	304	1%	34	361
US interest rates change	1%	5	39	1%	14	50
US dollar exchange rate change²	10%	58	268	10%	51	291
1.Excludes sensitivities to LPI curve. Further details on sensitivities are provided in note 32(g).
2.The other equity reserves impact does not reflect the exchange translation in our US subsidiaries’ net assets. It is estimated this would change by £1,680 million (2023: £1,680 million)
in the opposite direction if the dollar exchange rate changed by 10%.
Our commodity contract derivatives are sensitive to price risk. Additional sensitivities in respect to commodity price risk and to our derivative fair values are as follows:

	2024			2023
	Assumptions used	Income statement £m	Net assets £m	Assumptions used	Income statement £m	Net assets £m
Commodity price risk (post tax):
Increase in commodity prices	10%	43	43	10%	49	49
Decrease in commodity prices	10%	(43)	(43)	10%	(40)	(40)

Assets and liabilities carried at fair value (post tax):
Fair value change in derivative financial instruments¹	10%	(59)	(59)	10%	(60)	(60)
Fair value change in commodity contract derivative liabilities	10%	(6)	(6)	10%	(8)	(8)
1.The effect of a 10% change in fair value assumes no hedge accounting.